MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
Composition:

	December 31,
	2013	2014
Short-term:
Trading securities (1)	$17,102	$15,784
Available-for-sale securities	854	-

Total short-term securities	$17,956	$15,784

Long-term:
Available-for-sale security	$520	$33,748

Total long-term securities	$520	$33,748

(1)	The Company recognized trading gains in amounts of $ 987 and $ 909 during the years ended December 31, 2013 and 2014, respectively.

Available-for-sale Securities [Table Text Block]
The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2013				2014
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Available-for-sale:

Government bonds	$407	$-	$3	$410	$5,128	$-	$-	$5,128
Commercial bonds	190	-	25	215	27,970	-	-	27,970
Equity securities	450	-	299	749	331	-	319	650

Total available-for-sale marketable securities	$1,047	$-	$327	$1,374	$33,429	$-	$319	$33,748

Available For Sale Marketable Securities [Table Text Block]
The amortized costs of available-for-sale debt securities at December 31, 2014, by contractual maturities, are shown below:
		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due between one year to three years	$33,098	$-	$-	$33,098

	$33,098	$-	$-	$33,098

Schedule Of Other Comprehensive Income Of Available For Sale Securities [Table Text Block]
The following is the change in the other comprehensive income from available-for-sale securities during 2014 and 2013:
Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2013	$173

Unrealized gain from available-for-sale securities	154

Other comprehensive income from available-for-sale securities as of December 31, 2013	327
Unrealized loss from available-for-sale securities	(8)

Other comprehensive income from available-for-sale securities as of December 31, 2014	$319